Segment Information, Reconciliation of Total Segment Assets to Total Assets (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Segment Information [Abstract]
Cash and cash equivalents		$ 87,418,906	$ 37,193,010
Total assets from discontinued operations		416,159	495,003
Assets		331,347,296	326,407,184
Continuing Operations [Member]
Segment Information [Abstract]
Assets		330,931,137	325,912,181
Operating Segment [Member] | Eco Tanker Segment [Member]
Segment Information [Abstract]
Assets		40,437,114	9,666,777
Operating Segment [Member] | Non-Eco Tanker Segment [Member]
Segment Information [Abstract]
Assets		31,342,180	0
Operating Segment [Member] | LPG Carrier Segment [Member]
Segment Information [Abstract]
Assets		34,704,050	72,241,241
Segment Reconciling Items [Member]
Segment Information [Abstract]
Cash and cash equivalents	[1]	87,417,921	37,191,906
Prepaid expenses and other assets	[1]	$ 137,029,872	$ 206,812,257

[1]	Refers to assets of other, non-vessel owning, entities included in the consolidated financial statements.